INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Provision for Income Tax [Table Text Block]
	2017	2016	2015

Computed expected (benefit) income taxes	$(216,000)	$(238,000)	$(271,000)
Increase in valuation allowance	216,000	238,000	271,000
	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2017	2016

Deferred income tax asset	$4,051,000	$3,835,000
Valuation allowance	(4,051,000)	(3,835,000)
	$-	$-